Subsequent Events - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Sep. 30, 2014	May 31, 2014	Feb. 28, 2014 Installment	Apr. 01, 2014 block
Scenario, Forecast
Subsequent Events Details [Line Items]
Percentage of interest in Expanded shallow Water Tano block				30.00%
Number of discovered fields				3
Scenario, Forecast | Term Loan Facility
Subsequent Events Details [Line Items]
LIBOR rate, description	LIBOR plus 7.5%
Scenario, Forecast | Zenith Bank Plc | Term Loan Facility
Subsequent Events Details [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	100.0
Convertible subordinated note maturity term	5 years
Line of credit facility, commitment fee amount	1.9
Scenario, Forecast | Zenith Bank Plc | London Interbank Offered Rate (LIBOR) | Term Loan Facility
Subsequent Events Details [Line Items]
Debt Instrument, Basis Spread on Variable Rate	7.50%
Scenario, Forecast | Zenith Bank Plc | Interest Rate Floor | Term Loan Facility
Subsequent Events Details [Line Items]
Debt instrument, interest rate, effective percentage	9.50%
Share Purchase Agreement | Private Placement | Installment Two | Scenario, Forecast
Subsequent Events Details [Line Items]
Business acquisition, number of shares issued		188,442,211
Business acquisition, value of shares issued		135.0
Subsequent Event | Share Purchase Agreement | Private Placement
Subsequent Events Details [Line Items]
Business acquisition, number of shares issued			376,884,422
Business acquisition, value of shares issued			270.0
Number of installments			2
Subsequent Event | Share Purchase Agreement | Private Placement | Installment One
Subsequent Events Details [Line Items]
Business acquisition, number of shares issued			188,442,211
Business acquisition, value of shares issued			135.0
Allied Transaction | Scenario, Forecast
Subsequent Events Details [Line Items]
Cash consideration		85.0
Allied Transaction | Subsequent Event
Subsequent Events Details [Line Items]
Cash consideration			85.0
Business acquisition, number of shares issued			497,454,857
Allied Transaction | Senior Subordinated Notes | Scenario, Forecast
Subsequent Events Details [Line Items]
Convertible subordinate note issued		50.0
Convertible subordinated note deemed advanced		25.0
Allied Transaction | Senior Subordinated Notes | Subsequent Event
Subsequent Events Details [Line Items]
Convertible subordinate note issued			50.0
Convertible subordinated note deemed advanced			$ 25.0